Sales (Tables)	12 Months Ended
Dec. 31, 2012
Sales [Abstract]
Sales By Geographic Region

	Year ended December 31
	2010	2011	2012
	US$ thousands
North America	22,071	29,627	33,606
Europe	4,174	5,174	7,277
Rest of the world	4,154	4,832	7,846

	30,399	39,633	48,729

Sales To Single Customers Exceeding 10% Of Sales

	Year ended December 31
	2010	2011	2012
	US$ thousands
Customer "A"	3,440	4,882	10,809
Customer "B"	4,160	4,195	8,714
Customer "C"	3,214	*	*
*	Less than 10% of sales.